CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2022		Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from (used in) operating activities [abstract]
Income/(loss) before tax		$ 19,756		$ 17,223	$ 4,905	$ 36,979	$ 9,417
Depreciation, amortisation and net impairment losses		2,140		2,017	2,111	4,158	4,908
Exploration expenditures written off		87		73	25	161	89
(Gains) /losses on foreign currency transactions and balances		(2,821)		284	43	(2,537)	(27)
(Gains) /losses on sales of assets and businesses		(6)		(89)	16	(94)	(1,367)
(Increase)/decrease in other items related to operating activities	[1]	(920)		(300)	(565)	(1,220)	(343)
(Increase) /decrease in net derivative financial instruments		3		953	170	956	746
Interest received		59		11	39	70	78
Interest paid		(233)		(118)	(199)	(351)	(340)
Cash flows provided by operating activities before taxes paid and working capital items		18,066		20,055	6,543	38,122	13,161
Taxes paid		(8,050)		(4,307)	(344)	(12,357)	(428)
(Increase) decrease in working capital		(1,496)		23	444	1,473	(106)
Cash flows provided by operating activities		8,520		15,771	6,643	24,291	12,627
Cash flows from (used in) investing activities [abstract]
Cash used/received in business combinations2	[2],[3]	168		0	(111)	168	(111)
Capital expenditures and investments		(1,713)		(2,182)	(1,747)	(3,895)	(3,897)
(Increase) /decrease in financial investments		(3,069)		(2,850)	(4,224)	(5,920)	(3,525)
(Increase) /decrease in derivatives financial instruments		940		424	(65)	1,364	(370)
(Increase) /decrease in other items interest bearing		29		4	(134)	33	(137)
Proceeds from sale of assets and businesses		77		140	692	217	1,839
Cash flows used in investing activities		(3,567)		(4,465)	(5,589)	(8,032)	(6,202)
Cash flows from (used in) financing activities [abstract]
Repayment of finance debt		0		0	(1)	0	(1,425)
Repayment of lease liabilities		(344)		(317)	(308)	(661)	(610)
Dividend paid		(1,310)		(582)	(389)	(1,893)	(744)
Share buy-back		(304)		(439)	0	(742)	0
Net current finance debt and other financing activities		(2,250)		(2,804)	687	(5,054)	(327)
Cash flows provided by (used in) financing activities		(4,208)		(4,142)	(10)	(8,350)	(3,107)
Net increase (decrease) in cash and cash equivalents		745		7,165	1,044	7,910	3,318
Effect of exchange rate changes on cash and cash equivalents		(1,064)		(270)	3	(1,334)	(170)
Cash and cash equivalents at the beginning of the period (net of overdraft)		20,882	[4]	13,987	8,857	13,987	6,757
Cash and cash equivalents at the end of the period (net of overdraft)	[4]	$ 20,562		$ 20,882	$ 9,904	$ 20,562	$ 9,904

[1]
The line Increase (decrease) in other items related

to operating activities in the first half of 2022 included

payment of USD
189

million
which represent the accretion related to the payment

of the acquisition and disposal of the interests

in the Bacalhau field as described
below.

[2]
The line Capital expenditures and investments for

the first half of 2022 includes USD
336

million which represents the net of an USD
769
million payment of a contingent consideration related

to the acquisition of interests in the Bacalhau

field in 2016 and 2017, and a
corresponding receipt of USD 433

million for the simultaneous payment of contingent consideration related to disposal of parts of the
acquired interests in 2018.

[3]
Net after cash and cash equivalents acquired. The

line item includes cash consideration related to

the acquisition of Statfjord licences in
second quarter of 2022 as described in note

3 Acquisitions and disposals

[4]	At 30 June 2022 cash and cash equivalents included a net overdraft of USD 20 million compared to a net overdraft of USD 7 million at 30 June 2021 and USD 140 million at 31 December 2021.